Pensions and similar obligations - Summary of Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Defined benefit obligation at 1 January	$ (1,254)
Exchange differences	2,800
Defined benefit obligation at 31 December	(1,125)	$ (1,254)
Present Value of Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at 1 January	(4,632)	(5,403)	$ (5,191)
Current service costs	(46)	(51)	(50)
Interest cost	(275)	(282)	(302)
Past service gain/(cost)	(2)	3	4
Assets distributed on settlements	16	133	99
Benefits paid	389	432	469
Contribution by plan participants	(2)	(2)	(2)
Actuarial gains/(losses) – demographic assumptions	42	(4)	17
Actuarial gains/(losses) – financial assumptions	35	267	(220)
Experience adjustments	(40)	(13)	(44)
Exchange differences	(271)	288	(182)
Transfers and other movements	15	0	0
Defined benefit obligation at 31 December	(4,771)	(4,632)	(5,403)
Plan Assets [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at 1 January	3,547	3,882	3,807
Interest cost	208	199	217
Administration costs	(16)	(14)	(17)
Assets distributed on settlements	(17)	(130)	(97)
Return on plan assets exceeding interest income	63	(26)	94
Benefits paid	(389)	(432)	(469)
Contributions by AB InBev	274	267	218
Contribution by plan participants	2	2	2
Exchange differences	201	(200)	127
Transfers and other movements	(22)	0	0
Defined benefit obligation at 31 December	$ 3,851	$ 3,547	$ 3,882